Fair Value Measurements - Fair Value Hierarchy for Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) - CAD ($) $ in Millions	Jul. 31, 2020	Oct. 31, 2019
Trading loans, securities, and other
Trading loans, securities, and other	$ 144,771	$ 146,000
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	10,675	6,503
Derivatives
Derivative financial assets	77,320	48,894
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	6,385	4,040
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	117,457	111,104
Securities purchased under reverse repurchase agreements	159,672	165,935
FINANCIAL LIABILITIES
Trading deposits	22,118	26,885
Derivatives
Derivative financial liabilities	80,685	50,051
Securitization liabilities at fair value	13,402	13,058
Financial liabilities designated at fair value through profit or loss	100,339	105,131
Obligations related to securities sold short	33,783	29,656
Obligations related to securities sold under repurchase agreements	171,881	125,856
Recurring fair value measurement [member]
Trading loans, securities, and other
Trading loans, securities, and other	144,771	146,000
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	10,675	6,503
Derivatives
Derivative financial assets	77,320	48,894
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	6,385	4,040
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	117,457	111,104
Securities purchased under reverse repurchase agreements	6,833	4,843
FINANCIAL LIABILITIES
Trading deposits	22,118	26,885
Derivatives
Derivative financial liabilities	80,685	50,051
Securitization liabilities at fair value	13,402	13,058
Financial liabilities designated at fair value through profit or loss	100,339	105,131
Obligations related to securities sold short	33,783	29,656
Obligations related to securities sold under repurchase agreements	2,902	2,973
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member]
Trading loans, securities, and other
Trading loans, securities, and other	55,941	70,271
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	229	229
Derivatives
Derivative financial assets	614	313
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1,044	287
Derivatives
Derivative financial liabilities	723	306
Obligations related to securities sold short	1,377	878
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Trading loans, securities, and other
Trading loans, securities, and other	88,822	75,717
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	9,913	5,776
Derivatives
Derivative financial assets	76,334	47,977
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	6,385	4,040
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	114,829	109,242
Securities purchased under reverse repurchase agreements	6,833	4,843
FINANCIAL LIABILITIES
Trading deposits	17,595	22,793
Derivatives
Derivative financial liabilities	78,872	48,115
Securitization liabilities at fair value	13,402	13,058
Financial liabilities designated at fair value through profit or loss	100,334	105,110
Obligations related to securities sold short	32,402	28,778
Obligations related to securities sold under repurchase agreements	2,902	2,973
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Trading loans, securities, and other
Trading loans, securities, and other	8	12
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	533	498
Derivatives
Derivative financial assets	372	604
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1,584	1,575
FINANCIAL LIABILITIES
Trading deposits	4,523	4,092
Derivatives
Derivative financial liabilities	1,090	1,630
Financial liabilities designated at fair value through profit or loss	5	21
Obligations related to securities sold short	4
Recurring fair value measurement [member] | Government and government-related securities [member] | Canadian Government Federal Debt [member]
Trading loans, securities, and other
Trading loans, securities, and other	20,592	10,916
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	18,242	9,663
Recurring fair value measurement [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Trading loans, securities, and other
Trading loans, securities, and other	8,763	8,518
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	16,662	12,927
Recurring fair value measurement [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Trading loans, securities, and other
Trading loans, securities, and other	21,584	19,133
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	37,940	40,737
Recurring fair value measurement [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Trading loans, securities, and other
Trading loans, securities, and other	5,069	4,132
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	14,356	14,407
Recurring fair value measurement [member] | Government and government-related securities [member] | Mortgage-backed securities [member]
Trading loans, securities, and other
Trading loans, securities, and other	1,849	1,746
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	4,161	5,437
Recurring fair value measurement [member] | Government and government-related securities [member] | Level 1 of fair value hierarchy [member] | Canadian Government Federal Debt [member]
Trading loans, securities, and other
Trading loans, securities, and other	399	395
Recurring fair value measurement [member] | Government and government-related securities [member] | Level 2 of fair value hierarchy [member] | Canadian Government Federal Debt [member]
Trading loans, securities, and other
Trading loans, securities, and other	20,193	10,521
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	18,242	9,663
Recurring fair value measurement [member] | Government and government-related securities [member] | Level 2 of fair value hierarchy [member] | Canadian government provincial debt [member]
Trading loans, securities, and other
Trading loans, securities, and other	8,763	8,510
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	16,662	12,927
Recurring fair value measurement [member] | Government and government-related securities [member] | Level 2 of fair value hierarchy [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Trading loans, securities, and other
Trading loans, securities, and other	21,584	19,133
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	37,940	40,737
Recurring fair value measurement [member] | Government and government-related securities [member] | Level 2 of fair value hierarchy [member] | Other OECD government-guaranteed debt [member]
Trading loans, securities, and other
Trading loans, securities, and other	5,069	4,132
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	14,356	14,407
Recurring fair value measurement [member] | Government and government-related securities [member] | Level 2 of fair value hierarchy [member] | Mortgage-backed securities [member]
Trading loans, securities, and other
Trading loans, securities, and other	1,849	1,746
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	4,161	5,437
Recurring fair value measurement [member] | Government and government-related securities [member] | Level 3 of fair value hierarchy [member] | Canadian government provincial debt [member]
Trading loans, securities, and other
Trading loans, securities, and other		8
Recurring fair value measurement [member] | Other debt securities [member] | Canadian issuers [member]
Trading loans, securities, and other
Trading loans, securities, and other	4,726	5,132
Recurring fair value measurement [member] | Other debt securities [member] | Other issuers [member]
Trading loans, securities, and other
Trading loans, securities, and other	13,088	13,548
Recurring fair value measurement [member] | Other debt securities [member] | Assets backed security [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	10,951	15,888
Recurring fair value measurement [member] | Other debt securities [member] | Non Agency Collateralized Mortgage Obligation Portfolio [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income		247
Recurring fair value measurement [member] | Other debt securities [member] | Corporate and other debt [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	9,483	7,834
Recurring fair value measurement [member] | Other debt securities [member] | Level 2 of fair value hierarchy [member] | Canadian issuers [member]
Trading loans, securities, and other
Trading loans, securities, and other	4,726	5,129
Recurring fair value measurement [member] | Other debt securities [member] | Level 2 of fair value hierarchy [member] | Other issuers [member]
Trading loans, securities, and other
Trading loans, securities, and other	13,080	13,547
Recurring fair value measurement [member] | Other debt securities [member] | Level 2 of fair value hierarchy [member] | Assets backed security [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	10,951	15,888
Recurring fair value measurement [member] | Other debt securities [member] | Level 2 of fair value hierarchy [member] | Non Agency Collateralized Mortgage Obligation Portfolio [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income		247
Recurring fair value measurement [member] | Other debt securities [member] | Level 2 of fair value hierarchy [member] | Corporate and other debt [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	9,463	7,810
Recurring fair value measurement [member] | Other debt securities [member] | Level 3 of fair value hierarchy [member] | Canadian issuers [member]
Trading loans, securities, and other
Trading loans, securities, and other		3
Recurring fair value measurement [member] | Other debt securities [member] | Level 3 of fair value hierarchy [member] | Other issuers [member]
Trading loans, securities, and other
Trading loans, securities, and other	8	1
Recurring fair value measurement [member] | Other debt securities [member] | Level 3 of fair value hierarchy [member] | Corporate and other debt [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	20	24
Recurring fair value measurement [member] | Equity securities [member] | Common shares [member]
Trading loans, securities, and other
Trading loans, securities, and other	42,104	56,119
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	2,404	1,598
Recurring fair value measurement [member] | Equity securities [member] | Preferred shares [member]
Trading loans, securities, and other
Trading loans, securities, and other	44	57
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	205	242
Recurring fair value measurement [member] | Equity securities [member] | Level 1 of fair value hierarchy [member] | Common shares [member]
Trading loans, securities, and other
Trading loans, securities, and other	42,087	56,058
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	865	89
Recurring fair value measurement [member] | Equity securities [member] | Level 1 of fair value hierarchy [member] | Preferred shares [member]
Trading loans, securities, and other
Trading loans, securities, and other	44	57
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	179	198
Recurring fair value measurement [member] | Equity securities [member] | Level 2 of fair value hierarchy [member] | Common shares [member]
Trading loans, securities, and other
Trading loans, securities, and other	17	61
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1	2
Recurring fair value measurement [member] | Equity securities [member] | Level 3 of fair value hierarchy [member] | Common shares [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1,538	1,507
Recurring fair value measurement [member] | Equity securities [member] | Level 3 of fair value hierarchy [member] | Preferred shares [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	26	44
Recurring fair value measurement [member] | Trading loans [member]
Trading loans, securities, and other
Trading loans, securities, and other	13,206	12,482
Recurring fair value measurement [member] | Trading loans [member] | Level 2 of fair value hierarchy [member]
Trading loans, securities, and other
Trading loans, securities, and other	13,206	12,482
Recurring fair value measurement [member] | Commodities [member]
Trading loans, securities, and other
Trading loans, securities, and other	13,731	14,198
Recurring fair value measurement [member] | Commodities [member] | Level 1 of fair value hierarchy [member]
Trading loans, securities, and other
Trading loans, securities, and other	13,411	13,761
Recurring fair value measurement [member] | Commodities [member] | Level 2 of fair value hierarchy [member]
Trading loans, securities, and other
Trading loans, securities, and other	320	437
Recurring fair value measurement [member] | Retained interests [member]
Trading loans, securities, and other
Trading loans, securities, and other	15	19
Recurring fair value measurement [member] | Retained interests [member] | Level 2 of fair value hierarchy [member]
Trading loans, securities, and other
Trading loans, securities, and other	15	19
Recurring fair value measurement [member] | Securities [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	6,517	4,707
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	6,385	4,040
Recurring fair value measurement [member] | Securities [member] | Level 1 of fair value hierarchy [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	229	229
Recurring fair value measurement [member] | Securities [member] | Level 2 of fair value hierarchy [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	5,758	3,985
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	6,385	4,040
Recurring fair value measurement [member] | Securities [member] | Level 3 of fair value hierarchy [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	530	493
Recurring fair value measurement [member] | Loans [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	4,158	1,796
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	3,053	2,124
Recurring fair value measurement [member] | Loans [member] | Level 2 of fair value hierarchy [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	4,155	1,791
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	3,053	2,124
Recurring fair value measurement [member] | Loans [member] | Level 3 of fair value hierarchy [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	3	5
Recurring fair value measurement [member] | Interest rate contracts [member]
Derivatives
Derivative financial assets	21,648	14,816
Derivatives
Derivative financial liabilities	22,504	14,506
Recurring fair value measurement [member] | Interest rate contracts [member] | Level 1 of fair value hierarchy [member]
Derivatives
Derivative financial assets	48	22
Derivatives
Derivative financial liabilities	44	19
Recurring fair value measurement [member] | Interest rate contracts [member] | Level 2 of fair value hierarchy [member]
Derivatives
Derivative financial assets	21,600	14,794
Derivatives
Derivative financial liabilities	22,365	14,404
Recurring fair value measurement [member] | Interest rate contracts [member] | Level 3 of fair value hierarchy [member]
Derivatives
Derivative financial liabilities	95	83
Recurring fair value measurement [member] | Foreign exchange contracts [member]
Derivatives
Derivative financial assets	48,793	30,650
Derivatives
Derivative financial liabilities	48,636	29,399
Recurring fair value measurement [member] | Foreign exchange contracts [member] | Level 1 of fair value hierarchy [member]
Derivatives
Derivative financial assets	30	24
Derivatives
Derivative financial liabilities	36	21
Recurring fair value measurement [member] | Foreign exchange contracts [member] | Level 2 of fair value hierarchy [member]
Derivatives
Derivative financial assets	48,760	30,623
Derivatives
Derivative financial liabilities	48,600	29,374
Recurring fair value measurement [member] | Foreign exchange contracts [member] | Level 3 of fair value hierarchy [member]
Derivatives
Derivative financial assets	3	3
Derivatives
Derivative financial liabilities		4
Recurring fair value measurement [member] | Credit Derivative Contracts [member]
Derivatives
Derivative financial assets	32	16
Derivatives
Derivative financial liabilities	282	420
Recurring fair value measurement [member] | Credit Derivative Contracts [member] | Level 2 of fair value hierarchy [member]
Derivatives
Derivative financial assets	32	16
Derivatives
Derivative financial liabilities	282	420
Recurring fair value measurement [member] | Equity contracts [member]
Derivatives
Derivative financial assets	3,381	1,888
Derivatives
Derivative financial liabilities	5,206	4,391
Recurring fair value measurement [member] | Equity contracts [member] | Level 1 of fair value hierarchy [member]
Derivatives
Derivative financial assets	3	1
Recurring fair value measurement [member] | Equity contracts [member] | Level 2 of fair value hierarchy [member]
Derivatives
Derivative financial assets	3,018	1,298
Derivatives
Derivative financial liabilities	4,233	2,877
Recurring fair value measurement [member] | Equity contracts [member] | Level 3 of fair value hierarchy [member]
Derivatives
Derivative financial assets	360	589
Derivatives
Derivative financial liabilities	973	1,514
Recurring fair value measurement [member] | Commodity contracts [member]
Derivatives
Derivative financial assets	3,466	1,524
Derivatives
Derivative financial liabilities	4,057	1,335
Recurring fair value measurement [member] | Commodity contracts [member] | Level 1 of fair value hierarchy [member]
Derivatives
Derivative financial assets	533	266
Derivatives
Derivative financial liabilities	643	266
Recurring fair value measurement [member] | Commodity contracts [member] | Level 2 of fair value hierarchy [member]
Derivatives
Derivative financial assets	2,924	1,246
Derivatives
Derivative financial liabilities	3,392	1,040
Recurring fair value measurement [member] | Commodity contracts [member] | Level 3 of fair value hierarchy [member]
Derivatives
Derivative financial assets	9	12
Derivatives
Derivative financial liabilities	$ 22	$ 29